Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock options, restricted stock units and performance stock units granted under our equity incentive compensation program are granted in the first quarter of each year, effective on the third business day after we announce our financial results for the preceding year. While our Compensation Committee has the authority to make grants on other dates as conditions warrant, we do not make any such off-cycle equity grants to any of our executive officers when in possession of, or in anticipation of the release of, material non-public information. Our stock options have an exercise price equal to the closing price of our common stock on the effective date of grant and generally vest in equal annual increments on the first three anniversaries of the effective date of grant. Restricted stock units vest in equal annual increments on the first four anniversaries of the effective date of grant. To the extent that they vest, the performance stock units granted in 2025 to our named executive officers vest on the third anniversary of the date of grant. We believe that these vesting terms provide our executives with a meaningful incentive for continued employment. The Board had previously delegated to Mr. Kelly and has now delegated to Mr. Randle, as the sole member of the Non-Executive Equity Awards
Committee, the authority to grant equity awards to employees who are not executive officers and who do not otherwise report to the Chief Executive Officer. These equity awards, which are made on a case-by-case basis, may be granted only in connection with commencement of employment, promotions to positions eligible to receive equity awards or recognition of performance for employees eligible to receive equity awards under guidelines approved by the Compensation Committee. We do not take material non-public information into account in making these grants to non-executives; however, because they are made based on the events described above, and are processed on a periodic basis, it is possible that in some cases they could be made at a time when we do possess, or anticipate the release of, such information.
Award Timing Method	, as the sole member of the Non-Executive Equity Awards Committee, the authority to grant equity awards to employees who are not executive officers and who do not otherwise report to the Chief Executive Officer. These equity awards, which are made on a case-by-case basis, may be granted only in connection with commencement of employment, promotions to positions eligible to receive equity awards or recognition of performance for employees eligible to receive equity awards under guidelines approved by the Compensation Committee. We do not take material non-public information into account in making these grants to non-executives; however, because they are made based on the events described above, and are processed on a periodic basis, it is possible that in some cases they could be made at a time when we do possess, or anticipate the release of, such information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Stock options, restricted stock units and performance stock units granted under our equity incentive compensation program are granted in the first quarter of each year, effective on the third business day after we announce our financial results for the preceding year. While our Compensation Committee has the authority to make grants on other dates as conditions warrant, we do not make any such off-cycle equity grants to any of our executive officers when in possession of, or in anticipation of the release of, material non-public information. Our stock options have an exercise price equal to the closing price of our common stock on the effective date of grant and generally vest in equal annual increments on the first three anniversaries of the effective date of grant. Restricted stock units vest in equal annual increments on the first four anniversaries of the effective date of grant. To the extent that they vest, the performance stock units granted in 2025 to our named executive officers vest on the third anniversary of the date of grant. We believe that these vesting terms provide our executives with a meaningful incentive for continued employment.
MNPI Disclosure Timed for Compensation Value	false